GUARANTOR FINANCIAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
GUARANTOR FINANCIAL INFORMATION

13. GUARANTOR FINANCIAL INFORMATION

Products Corporation’s 5 3/4% Senior Notes are fully and unconditionally guaranteed on a senior basis by Products Corporation’s domestic subsidiaries (other than certain immaterial subsidiaries) that guarantee Products Corporation’s obligations under its 2011 Credit Agreements (the “Guarantor Subsidiaries”).

The following Condensed Consolidating Financial Statements present the financial information as of September 30, 2013 and December 31, 2012, and for the three and nine months ended September 30, 2013 and 2012 for (i) Products Corporation on a stand-alone basis; (ii) the Guarantor Subsidiaries on a stand-alone basis; (iii) the subsidiaries of Products Corporation that do not guarantee Products Corporation’s 5 3/4% Senior Notes (the “Non-Guarantor Subsidiaries”) on a stand-alone basis; and (iv) Products Corporation, the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis. The Condensed Consolidating Financial Statements are presented on the equity method, under which the investments in subsidiaries are recorded at cost and adjusted for the applicable share of the subsidiary’s cumulative results of operations, capital contributions, distributions and other equity changes. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Balance Sheets

As of September 30, 2013

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$103.7	$0.1	$35.5	$—	$139.3
Trade receivables, less allowances for doubtful accounts	85.0	22.8	86.3	—	194.1
Inventories	91.7	11.0	39.5	—	142.2
Deferred income taxes - current	39.2	—	10.8	—	50.0
Prepaid expenses and other	110.9	6.4	25.0	—	142.3
Intercompany receivables	963.6	611.5	429.7	(2,004.8)	—
Investment in subsidiaries	(64.4)	(156.9)	—	221.3	—
Property, plant and equipment, net	91.3	0.6	10.8	—	102.7
Deferred income taxes — noncurrent	169.4	—	11.8	—	181.2
Goodwill	185.8	30.0	2.1	—	217.9
Intangible assets, net	58.5	0.3	5.9	—	64.7
Other assets	75.0	1.9	25.0	—	101.9

Total assets	$1,909.7	$527.7	$682.4	$(1,783.5)	$1,336.3

LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$4.9	$1.7	$—	$6.6
Current portion of long-term debt	—	—	—	—	—
Current portion of long-term debt — affiliates	48.6	—	—	—	48.6
Accounts payable	73.7	5.8	23.9	—	103.4
Accrued expenses and other	140.7	11.9	72.2	—	224.8
Intercompany payables	742.3	687.2	575.3	(2,004.8)	—
Long-term debt	1,228.2	—	—	—	1,228.2
Other long-term liabilities	217.9	3.6	44.9	—	266.4

Total liabilities	2,451.4	713.4	718.0	(2,004.8)	1,878.0
Stockholder’s deficiency	(541.7)	(185.7)	(35.6)	221.3	(541.7)

Total liabilities and stockholder’s deficiency	$1,909.7	$527.7	$682.4	$(1,783.5)	$1,336.3

Condensed Consolidating Balance Sheets

As of December 31, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$59.1	$—	$57.2	$—	$116.3
Trade receivables, less allowances for doubtful accounts	96.2	23.1	96.7	—	216.0
Inventories	74.1	6.1	34.5	—	114.7
Deferred income taxes — current	38.2	—	10.3	—	48.5
Prepaid expenses and other	92.1	4.7	23.7	—	120.5
Intercompany receivables	947.9	488.2	408.0	(1,844.1)	—
Investment in subsidiaries	(94.6)	(190.0)	—	284.6	—
Property, plant and equipment, net	86.9	0.5	12.1	—	99.5
Deferred income taxes — noncurrent	189.9	—	13.2	—	203.1
Goodwill	150.6	65.2	2.0	—	217.8
Intangible assets, net	0.9	61.3	6.6	—	68.8
Other assets	63.5	3.5	25.5	—	92.5

Total assets	$1,704.8	$462.6	$689.8	$(1,559.5)	$1,297.7

LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$5.0	$—	$—	$5.0
Current portion of long-term debt	21.5	—	—	—	21.5
Current portion of long-term debt — affiliates	48.6	—	—	—	48.6
Accounts payable	62.2	5.1	34.5	—	101.8
Accrued expenses and other	155.7	13.8	95.2	—	264.7
Intercompany payables	614.6	650.7	578.8	(1,844.1)	—
Long-term debt	1,145.8	—	—	—	1,145.8
Other long-term liabilities	233.1	6.2	47.7	—	287.0

Total liabilities	2,281.5	680.8	756.2	(1,844.1)	1,874.4
Stockholder’s deficiency	(576.7)	(218.2)	(66.4)	284.6	(576.7)

Total liabilities and stockholder’s deficiency	$1,704.8	$462.6	$689.8	$(1,559.5)	$1,297.7

Condensed Consolidating Statements of Income and Comprehensive Income (Loss)

For the Three Months ended September 30, 2013

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$229.4	$25.3	$133.2	$(48.5)	$339.4
Cost of sales	106.2	12.6	53.5	(48.5)	123.8

Gross profit	123.2	12.7	79.7	—	215.6
Selling, general and administrative expenses	106.7	9.4	58.3	—	174.4
Restructuring charges and other, net	—	0.1	(1.6)	—	(1.5)

Operating income	16.5	3.2	23.0	—	42.7

Other expenses (income), net:
Intercompany interest, net	0.2	(0.1)	1.5	—	1.6
Interest expense	16.0	0.1	0.1	—	16.2
Amortization of debt issuance costs	0.8	—	—	—	0.8
Loss on early extinguishment of debt	0.2	—	—	—	0.2
Foreign currency (gains) losses, net	(1.5)	0.5	1.4	—	0.4
Miscellaneous, net	(10.9)	(5.8)	17.2	—	0.5

Other expenses (income), net	4.8	(5.3)	20.2	—	19.7

Income from continuing operations before income taxes	11.7	8.5	2.8	—	23.0
Provision for income taxes	10.9	0.4	1.7	—	13.0

Income from continuing operations	0.8	8.1	1.1	—	10.0
Income from discontinued operations, net of taxes	—	—	—	—	—
Equity in income of subsidiaries	9.2	2.2	—	(11.4)	—

Net income	$10.0	$10.3	$1.1	$(11.4)	$10.0

Other comprehensive income (loss)	3.1	(1.4)	(1.2)	2.6	3.1

Total comprehensive income (loss)	$13.1	$8.9	$(0.1)	$(8.8)	$13.1

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Three Months ended September 30, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$221.1	$34.0	$141.3	$(49.4)	$347.0
Cost of sales	101.8	15.6	59.0	(49.4)	127.0

Gross profit	119.3	18.4	82.3	—	220.0
Selling, general and administrative expenses	100.0	13.0	61.7	—	174.7
Restructuring charges and other, net	1.2	0.5	19.3	—	21.0

Operating income	18.1	4.9	1.3	—	24.3

Other expenses (income), net:
Intercompany interest, net	0.2	(0.3)	1.6	—	1.5
Interest expense	19.6	0.2	0.1	—	19.9
Amortization of debt issuance costs	0.9	—	—	—	0.9
Foreign currency (gains) losses, net	(1.1)	0.1	0.9	—	(0.1)
Miscellaneous, net	(27.2)	13.7	13.6	—	0.1

Other (income) expenses, net	(7.6)	13.7	16.2	—	22.3

Income (loss) from continuing operations before income taxes	25.7	(8.8)	(14.9)	—	2.0
Provision for income taxes	6.4	2.3	3.3	—	12.0

Income (loss) from continuing operations	19.3	(11.1)	(18.2)	—	(10.0)
Equity in loss of subsidiaries	(29.3)	(25.2)	—	54.5	—

Net loss	$(10.0)	$(36.3)	$(18.2)	$54.5	$(10.0)

Other comprehensive loss	(0.1)	(2.8)	(3.4)	6.2	(0.1)

Total comprehensive loss	$(10.1)	$(39.1)	$(21.6)	$60.7	$(10.1)

Condensed Consolidating Statements of Income and Comprehensive Income

For the Nine Months ended September 30, 2013

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$713.5	$63.6	$390.6	$(146.3)	$1,021.4
Cost of sales	325.5	30.2	156.1	(146.3)	365.5

Gross profit	388.0	33.4	234.5	—	655.9
Selling, general and administrative expenses	318.1	28.3	153.6	—	500.0
Restructuring charges and other, net	—	0.3	1.5	—	1.8

Operating income	69.9	4.8	79.4	—	154.1

Other expenses (income), net:
Intercompany interest, net	0.7	(0.5)	4.5	—	4.7
Interest expense	50.3	0.2	0.3	—	50.8
Amortization of debt issuance costs	2.2	—	—	—	2.2
Loss on early extinguishment of debt	28.1	—	—	—	28.1
Foreign currency losses, net	2.5	0.4	—	—	2.9
Miscellaneous, net	(49.4)	5.2	44.7	—	0.5

Other expenses, net	34.4	5.3	49.5	—	89.2

Income (loss) from continuing operations before income taxes	35.5	(0.5)	29.9	—	64.9
Provision for (benefit from) income taxes	27.3	(2.0)	7.1	—	32.4

Income from continuing operations	8.2	1.5	22.8	—	32.5
Income from discontinued operations, net of taxes	0.3	—	—	—	0.3
Equity in income of subsidiaries	24.3	19.7	—	(44.0)	—

Net income	$32.8	$21.2	$22.8	$(44.0)	$32.8

Other comprehensive income	2.2	9.8	4.0	(13.8)	2.2

Total comprehensive income	$35.0	$31.0	$26.8	$(57.8)	$35.0

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

For the Nine Months ended September 30, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$680.7	$83.0	$417.5	$(146.4)	$1,034.8
Cost of sales	309.4	38.1	166.0	(146.4)	367.1

Gross profit	371.3	44.9	251.5	—	667.7
Selling, general and administrative expenses	303.1	35.0	186.3	—	524.4
Restructuring charges and other, net	1.2	0.5	19.3	—	21.0

Operating income	67.0	9.4	45.9	—	122.3

Other expenses (income), net:
Intercompany interest, net	0.7	(0.7)	4.6	—	4.6
Interest expense	58.9	0.3	0.3	—	59.5
Amortization of debt issuance costs	2.6	—	—	—	2.6
Foreign currency (gains) losses, net	(1.0)	0.3	2.7	—	2.0
Miscellaneous, net	(60.3)	7.5	53.2	—	0.4

Other expenses, net	0.9	7.4	60.8	—	69.1

Income (loss) from continuing operations before income taxes	66.1	2.0	(14.9)	—	53.2
Provision for income taxes	21.9	5.1	6.1	—	33.1

Income (loss) from continuing operations	44.2	(3.1)	(21.0)	—	20.1
Income from discontinued operations, net of taxes	0.4	—	—	—	0.4
Equity in loss of subsidiaries	(24.1)	(25.7)	—	49.8	—

Net income (loss)	$20.5	$(28.8)	$(21.0)	$49.8	$20.5

Other comprehensive income	7.8	2.7	1.9	(4.6)	7.8

Total comprehensive income (loss)	$28.3	$(26.1)	$(19.1)	$45.2	$28.3

Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended September 30, 2013

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$38.4	$0.7	$(33.3)	$—	$5.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(15.5)	(0.5)	(1.9)	—	(17.9)
Insurance proceeds for property, plant and equipment	—	—	13.1	—	13.1
Proceeds from the sale of certain assets	0.3	—	3.1	—	3.4

Net cash (used in) provided by investing activities	(15.2)	(0.5)	14.3	—	(1.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	(1.4)	(0.1)	1.7	—	0.2
Proceeds from the issuance of the 5 3/4% Senior Notes	500.0	—	—	—	500.0
Repayment of the 9 3/4% Senior Secured Notes	(330.0)	—	—	—	(330.0)
Repayment under the 2011 Term Loan Facility	(113.0)	—	—	—	(113.0)
Payment of financing costs	(32.7)	—	—	—	(32.7)
Other financing activities	(1.5)	—	(0.3)	—	(1.8)

Net cash provided by (used in) financing activities	21.4	(0.1)	1.4	—	22.7

Effect of exchange rate changes on cash and cash equivalents	—	—	(4.1)	—	(4.1)

Net increase (decrease) in cash and cash equivalents	44.6	0.1	(21.7)	—	23.0
Cash and cash equivalents at beginning of period	59.1	—	57.2	—	116.3

Cash and cash equivalents at end of period	$103.7	$0.1	$35.5	$—	$139.3

Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended September 30, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	$(37.9)	$63.7	$(7.9)	$—	$17.9

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(13.0)	(0.3)	(1.5)	—	(14.8)
Business Acquisition	—	(66.2)	—		(66.2)
Proceeds from the sale of certain assets	0.1	0.4	0.1	—	0.6

Net cash used in investing activities	(12.9)	(66.1)	(1.4)	—	(80.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in short-term borrowings and overdraft	10.0	2.3	0.2	—	12.5
Repayments under the 2011 Term Loan Facility	(6.0)	—	—	—	(6.0)
Payment of financing costs	(0.1)	—	—	—	(0.1)
Other financing activities	(0.5)	—	(0.2)	—	(0.7)

Net cash provided by financing activities	3.4	2.3	—	—	5.7

Effect of exchange rate changes on cash and cash equivalents	—	—	0.3	—	0.3

Net decrease in cash and cash equivalents	(47.4)	(0.1)	(9.0)	—	(56.5)
Cash and cash equivalents at beginning of period	57.7	0.1	43.9	—	101.7

Cash and cash equivalents at end of period	$10.3	$—	$34.9	$—	$45.2

21.    GUARANTOR FINANCIAL INFORMATION

Products Corporation’s 9 3/4% Senior Secured Notes are fully and unconditionally guaranteed on a senior secured basis by Revlon, Inc. and Products Corporation’s domestic subsidiaries (other than certain immaterial subsidiaries) that guarantee Products Corporation’s obligations under its 2011 Credit Agreements (the “Guarantor Subsidiaries”). See Note 22, “Subsequent Events — 2013 Senior Notes Refinancing,” for a discussion of the 2013 refinancing of the 9 3/4% Senior Secured Notes.

The following Condensed Consolidating Financial Statements present the financial information as of December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011 and 2010 for (i) Products Corporation on a stand-alone basis; (ii) the Guarantor Subsidiaries on a stand-alone basis; (iii) the subsidiaries of Products Corporation that do not guarantee Products Corporation’s 9 3/4% Senior Secured Notes (the “Non-Guarantor Subsidiaries”) on a stand-alone basis; and (iv) Products Corporation, the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis. The Condensed Consolidating Financial Statements are presented on the equity method, under which the investments in subsidiaries are recorded at cost and adjusted for the applicable share of the subsidiary’s cumulative results of operations, capital contributions, distributions and other equity changes. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Balance Sheets

As of December 31, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$59.1	$—	$57.2	$—	$116.3
Trade receivables, less allowances for doubtful accounts	96.2	23.1	96.7	—	216.0
Inventories	74.1	6.1	34.5	—	114.7
Deferred income taxes — current	38.2	—	10.3	—	48.5
Prepaid expenses and other	92.1	4.7	23.7	—	120.5
Intercompany receivables	947.9	488.2	408.0	(1,844.1)	—
Investment in subsidiaries	(94.6)	(190.0)	—	284.6	—
Property, plant and equipment, net	86.9	0.5	12.1	—	99.5
Deferred income taxes — noncurrent	189.9	—	13.2	—	203.1
Goodwill	150.6	65.2	2.0	—	217.8
Intangible assets, net	0.9	61.3	6.6		68.8
Other assets	63.5	3.5	25.5	—	92.5

Total assets	$1,704.8	$462.6	$689.8	$(1,559.5)	$1,297.7

LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$5.0	$—	$—	$5.0
Current portion of long-term debt	21.5	—	—	—	21.5
Current portion of long-term debt —affiliates	48.6	—	—	—	48.6
Accounts payable	62.2	5.1	34.5	—	101.8
Accrued expenses and other	155.7	13.8	95.2	—	264.7
Intercompany payables	614.6	650.7	578.8	(1,844.1)	—
Long-term debt	1,145.8	—	—	—	1,145.8
Other long-term liabilities	233.1	6.2	47.7	—	287.0

Total liabilities	2,281.5	680.8	756.2	(1,844.1)	1,874.4
Stockholder’s deficiency	(576.7)	(218.2)	(66.4)	284.6	(576.7)

Total liabilities and stockholder’s deficiency	$1,704.8	$462.6	$689.8	$(1,559.5)	$1,297.7

Condensed Consolidating Balance Sheets

As of December 31, 2011

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$57.7	$0.1	$43.9	$—	$101.7
Trade receivables, less allowances for doubtful accounts	107.1	18.2	86.7	—	212.0
Inventories	68.3	8.4	34.3	—	111.0
Deferred income taxes — current	40.0	—	9.6	—	49.6
Prepaid expenses and other	78.3	4.2	25.1	—	107.6
Intercompany receivables	907.6	445.5	362.4	(1,715.5)	—
Investment in subsidiaries	(164.2)	(193.0)	—	357.2	—
Property, plant and equipment, net	85.2	0.9	12.8	—	98.9
Deferred income taxes — noncurrent	206.9	—	14.5	—	221.4
Goodwill	150.6	42.2	1.9	—	194.7
Intangible assets, net	0.9	21.7	6.6	—	29.2
Other assets	52.7	2.8	24.5	—	80.0

Total assets	$1,591.1	$351.0	$622.3	$(1,358.3)	$1,206.1

LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$3.6	$2.3	$—	$5.9
Current portion of long-term debt	8.0	—	—	—	8.0
Accounts payable	56.0	3.9	29.1	—	89.0
Accrued expenses and other	150.8	10.8	68.4	—	230.0
Intercompany payables	559.0	609.9	546.6	(1,715.5)	—
Long-term debt	1,107.0	—	—	—	1,107.0
Long-term debt — affiliates	107.0	—	—	—	107.0
Other long-term liabilities	244.9	5.3	50.6	—	300.8

Total liabilities	2,232.7	633.5	697.0	(1,715.5)	1,847.7
Stockholder’s deficiency	(641.6)	(282.5)	(74.7)	357.2	(641.6)

Total liabilities and stockholder’s deficiency	$1,591.1	$351.0	$622.3	$(1,358.3)	$1,206.1

Condensed Consolidating Statements of Income and Comprehensive Income

For the Year Ended December 31, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$929.9	$113.6	$576.1	$(193.5)	$1,426.1
Cost of sales	418.6	53.7	227.7	(193.5)	506.5

Gross profit	511.3	59.9	348.4	—	919.6
Selling, general and administrative expenses	397.2	47.3	246.4	—	690.9
Restructuring charges	1.2	0.7	18.8	—	20.7

Operating income	112.9	11.9	83.2	—	208.0

Other expenses, net:
Intercompany interest, net	0.8	(0.8)	6.2	—	6.2
Interest expense	78.4	0.3	0.4	—	79.1
Amortization of debt issuance costs	3.4	—	—	—	3.4
Foreign currency (gains) losses, net	(0.4)	0.5	2.6	—	2.7
Miscellaneous, net	(70.1)	6.8	64.3	—	1.0

Other expenses, net	12.1	6.8	73.5	—	92.4

Income from continuing operations before income taxes	100.8	5.1	9.7	—	115.6
Provision for income taxes	25.0	8.9	10.9	—	44.8

Income (loss) from continuing operations, net of taxes	75.8	(3.8)	(1.2)	—	70.8
Income from discontinued operations, net of taxes	0.4	—	—	—	0.4
Equity in loss of subsidiaries	(5.0)	(11.9)	—	16.9	—

Net income (loss)	$71.2	$(15.7)	$(1.2)	$16.9	$71.2

Other comprehensive (loss) income	(7.3)	10.6	12.8	(23.4)	(7.3)

Total comprehensive income (loss)	$63.9	$(5.1)	$11.6	$(6.5)	$63.9

Condensed Consolidating Statements of Income and Comprehensive Income

For the Year Ended December 31, 2011

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$883.7	$95.2	$574.9	$(172.4)	$1,381.4
Cost of sales	399.8	45.0	220.2	(172.4)	492.6

Gross profit	483.9	50.2	354.7	—	888.8
Selling, general and administrative expenses	391.9	40.6	245.6	—	678.1

Operating income	92.0	9.6	109.1	—	210.7

Other expenses, net:
Intercompany interest, net	0.1	(1.0)	7.1	—	6.2
Interest expense	84.2	0.3	0.4	—	84.9
Amortization of debt issuance costs	3.7	—	—	—	3.7
Loss on early extinguishment of debt, net	11.2	—	—	—	11.2
Foreign currency (gains) losses, net	(1.5)	0.5	5.4	—	4.4
Miscellaneous, net	(47.9)	(1.9)	51.3	—	1.5

Other expenses, net	49.8	(2.1)	64.2	—	111.9

Income from continuing operations before income taxes	42.2	11.7	44.9	—	98.8
Provision for income taxes	26.8	3.2	5.4	—	35.4

Income from continuing operations, net of taxes	15.4	8.5	39.5	—	63.4
Income from discontinued operations, net of taxes	0.6	—	—	—	0.6
Equity in income of subsidiaries	48.0	10.8	—	(58.8)	—

Net income	$64.0	$19.3	$39.5	$(58.8)	$64.0

Other comprehensive loss	(50.6)	(6.3)	(14.3)	20.6	(50.6)

Total comprehensive income	$13.4	$13.0	$25.2	$(38.2)	$13.4

Condensed Consolidating Statements of Income and Comprehensive Income

For the Year Ended December 31, 2010

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$854.2	$69.4	$546.1	$(148.3)	$1,321.4
Cost of sales	367.8	32.0	203.8	(148.3)	455.3

Gross profit	486.4	37.4	342.3	—	866.1
Selling, general and administrative expenses	399.6	32.5	227.2	—	659.3
Restructuring charges	(0.2)	—	(0.1)	—	(0.3)

Operating income	87.0	4.9	115.2	—	207.1

Other expenses, net:
Intercompany interest, net	(0.1)	(1.1)	7.4	—	6.2
Interest expense	89.9	0.3	0.3	—	90.5
Amortization of debt issuance costs	4.5	—	—	—	4.5
Loss on early extinguishment of debt, net	9.7	—	—	—	9.7
Foreign currency (gains) losses, net	(4.6)	(0.3)	11.2	—	6.3
Miscellaneous, net	(46.9)	2.9	45.2	—	1.2

Other expenses, net	52.5	1.8	64.1	—	118.4

Income from continuing operations before income taxes	34.5	3.1	51.1	—	88.7
(Benefit from) provision for income taxes	(255.8)	4.1	16.4	—	(235.3)

Income (loss) from continuing operations, net of taxes	290.3	(1.0)	34.7	—	324.0
Income from discontinued operations, net of taxes	0.3	—	—	—	0.3
Equity in income of subsidiaries	33.7	18.5	—	(52.2)	—

Net income	$324.3	$17.5	$34.7	$(52.2)	$324.3

Other comprehensive income (loss)	7.6	(7.9)	(7.7)	15.6	7.6

Total comprehensive income	$331.9	$9.6	$27.0	$(36.6)	$331.9

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$21.3	$64.9	$17.9	$—	$104.1

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(18.1)	(0.4)	(2.4)	—	(20.9)
Business acquisition	—	(66.2)	—	—	(66.2)
Proceeds from sales of certain assets	0.1	0.4	0.3	—	0.8

Net cash used in investing activities	(18.0)	(66.2)	(2.1)	—	(86.3)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in short-term borrowings and overdraft	7.4	1.2	(2.3)	—	6.3
Repayments under the 2011 Term Loan Facility	(8.0)	—	—	—	(8.0)
Payment of financing costs	(0.4)	—	—	—	(0.4)
Other financing activities	(0.9)	—	(0.4)	—	(1.3)

Net cash (used in) provided by financing activities	(1.9)	1.2	(2.7)	—	(3.4)

Effect of exchange rate changes on cash and cash equivalents	—	—	0.2	—	0.2

Net increase (decrease) in cash and cash equivalents	1.4	(0.1)	13.3	—	14.6
Cash and cash equivalents at beginning of period	57.7	0.1	43.9	—	101.7

Cash and cash equivalents at end of period	$59.1	$—	$57.2	$—	$116.3

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$58.2	$37.4	$(7.6)	$—	$88.0

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(11.7)	(0.4)	(1.8)	—	(13.9)
Business acquisition	—	(39.0)	—	—	(39.0)
Proceeds from sales of certain assets	0.1	—	0.2	—	0.3

Net cash used in investing activities	(11.6)	(39.4)	(1.6)	—	(52.6)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in short-term borrowings and overdraft	(2.5)	2.0	0.7	—	0.2
Repayments under the 2010 Term Loan Facility	(794.0)	—	—	—	(794.0)
Borrowings under the 2011 Term Loan Facility	796.0	—	—	—	796.0
Repayments under the 2011 Term Loan Facility	(4.0)	—	—	—	(4.0)
Payment of financing costs	(4.3)	—	—	—	(4.3)
Other financing activities	(0.6)	—	(0.8)	—	(1.4)

Net cash (used in) provided by financing activities	(9.4)	2.0	(0.1)	—	(7.5)

Effect of exchange rate changes on cash and cash equivalents	—	—	(2.9)	—	(2.9)

Net increase (decrease) in cash and cash equivalents	37.2	—	(12.2)	—	25.0
Cash and cash equivalents at beginning of period	20.5	0.1	56.1	—	76.7

Cash and cash equivalents at end of period	$57.7	$0.1	$43.9	$—	$101.7

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

	Products Corporation	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$70.8	$(0.9)	$26.8	$—	$96.7

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(13.7)	(0.1)	(1.4)	—	(15.2)
Proceeds from sales of certain assets	—	—	0.3	—	0.3

Net cash used in investing activities	(13.7)	(0.1)	(1.1)	—	(14.9)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	(12.8)	0.7	1.5	—	(10.6)
Repayments under the 2006 Term Loan Facility	(815.0)	—	—	—	(815.0)
Borrowings under the 2010 Term Loan Facility	786.0	—	—	—	786.0
Repayments under the 2010 Term Loan Facility	(6.0)	—	—	—	(6.0)
Payment of financing costs	(17.0)	—	—	—	(17.0)
Other financing activities	0.8	—	(0.5)	—	0.3

Net cash (used in) provided by financing activities	(64.0)	0.7	1.0	—	(62.3)

Effect of exchange rate changes on cash and cash equivalents	—	—	2.7	—	2.7

Net (decrease) increase in cash and cash equivalents	(6.9)	(0.3)	29.4	—	22.2
Cash and cash equivalents at beginning of period	27.4	0.4	26.7	—	54.5

Cash and cash equivalents at end of period	$20.5	$0.1	$56.1	$—	$76.7